Capital Lease Obligations - Additional Information (Detail) (Capital Leases)	Dec. 31, 2012	Dec. 31, 2011
Capital Leases
Schedule of Capital Lease Obligations [Line Items]
Weighted average interest rate	7.93%	7.56%